Provisions (Tables)	12 Months Ended
Mar. 29, 2026
Provisions [abstract]
Schedule of Reconciliation of Provisions

	Warranty	Sales returns	Asset retirement obligations	Total
	$	$	$	$
March 31, 2024	30.3	18.8	14.3	63.4
Additional provisions recognized	6.2	8.5	1.4	16.1
Reductions resulting from settlement	(7.5)	(15.7)	—	(23.2)
Release of provisions	—	(1.2)	(0.2)	(1.4)
Other	—	0.6	0.6	1.2
March 30, 2025	29.0	11.0	16.1	56.1
Additional provisions recognized	5.8	20.6	3.4	29.8
Reductions resulting from settlement	(5.2)	(7.4)	(0.2)	(12.8)
Release of provisions	(0.8)	(7.4)	—	(8.2)
Other	—	—	(0.1)	(0.1)
March 29, 2026	28.8	16.8	19.2	64.8

Schedule of Current and Non-Current Provisions
Provisions are classified as current and non-current liabilities based on management’s expectation of the timing of settlement, as follows:

	March 29, 2026	March 30, 2025
	$	$
Current provisions	45.8	40.1
Non-current provisions	19.0	16.0
Provisions	64.8	56.1